Share-based compensation - Share based awards granted to an employee of a subsidiary and Other share based compensation - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation [Abstract]
Share-based compensation	$ 10,164	$ 9,009	$ 0